Supplemental Cash Flow Information - Changes in Operating Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Asset Obtained in Exchange for Finance Lease Liability	$ 68,500	$ 42,900	$ 16,400
Restricted cash – non-current	0	3,135	3,135
Disposal Group, Including Discontinued Operation, Cash	0	0	101,190
Disposal Group, Including Discontinued Operation, Restricted Cash, Current	0	0	11,888
Restricted cash – current	691	3,714	2,227
Cash and cash equivalents (notes 7 and 19)	480,080	309,857	108,977
Disposal Group, Including Discontinued Operation, Restricted Cash - Non-Current	0	0	38,103
Accounts receivable	23,043	(80,886)	83,460
Prepaid expenses and other	19,442	(49,556)	4,016
Accounts payable	(13,417)	6,291	(77,972)
Accrued liabilities and other	(2,647)	(3,441)	(44,525)
Receipts from direct financing and sales-type leases	0	10,489	0
Asset retirement obligation expenditures	(3,852)	(775)	(1,419)
Expenditures for dry docking	(16,230)	(14,423)	(26,974)
Total	$ 6,339	$ (132,301)	$ (63,414)